Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Property, Plant and Equipment

	Right-of-use assets	Leasehold improvements	Other Equipment	Motor Vehicles	Furniture	Total
Cost
As at December 31, 2023	$202,790	$208,913	$358,889	$362,181	$67,122	$1,199,895
Additions	-	-	-	-	15,309	15,309
Modifications	(46,120)	-	-	-	-	(46,120)
Currency translation adjustment	(26,099)	(29,292)	(57,820)	(57,543)	(9,533)	(180,287)
Impact of hyperinflation	64,071	66,407	133,966	135,194	19,916	419,554
As at December 31, 2024	$194,642	$246,028	$435,035	$439,832	$92,814	$1,408,351
Additions	-	12,401	-	-	275	12,676
Disposals	(228,480)	-	-	(516,297)	-	(744,777)
Currency translation adjustment	(4,298)	(39,411)	(76,814)	(35,462)	(13,606)	(169,591)
Impact of hyperinflation	50,920	55,746	110,910	111,927	19,344	348,847
As at December 31, 2025	$12,784	$274,764	$469,131	$-	$98,827	$855,506

Accumulated depreciation
As at December 31, 2023	$68,772	$144,686	$99,179	$148,016	$18,692	$479,345
Depreciation	14,230	10,706	28,837	22,513	11,122	87,408
Currency translation adjustment	(10,927)	(21,650)	(15,758)	(23,517)	(2,189)	(74,041)
Impact of hyperinflation	25,671	50,869	37,022	55,251	5,143	173,956
As at December 31, 2024	$97,746	$184,611	$149,280	$202,263	$32,768	$666,668
Depreciation	15,216	10,947	21,382	8,860	8,384	64,789
Disposals	(107,824)	-	-	(226,946)	-	(334,770)
Currency translation adjustment	(17,228)	(30,495)	(26,309)	(35,648)	(5,556)	(115,236)
Impact of hyperinflation	24,874	43,562	37,988	51,471	6,229	164,124
As at December 31, 2025	$12,784	$208,625	$182,341	$-	$41,825	$445,575

Net Book Value
As at December 31, 2024	$96,896	$61,417	$285,755	$237,569	$60,046	$741,683
As at December 31, 2025	$-	$66,139	$286,790	$-	$57,002	$409,931